Non-Controlling Interests - Narrative (Details)	12 Months Ended
Dec. 31, 2021
Coal facility | TransAlta Cogeneration, L.P.
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	50.00%